Submission	Feb. 25, 2025
Submission [Line Items]
Central Index Key	0001389170
Registrant Name	Targa Resources Corp.
Registration File Number	333-263730
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES